Cantor Growth Equity Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
1
COMMON STOCKS — 98.18% Shares Fair Value
Communications — 4.73%
Alphabet, Inc., Class A
(a)
74,360 $ 6,560,783
Omnicom Group, Inc. 76,310 6,224,607
12,785,390
Consumer Discretionary — 13.17%
AutoZone, Inc.
(a)
4,180 10,308,633
Booking Holdings, Inc.
(a)
2,890 5,824,159
Lowe's Cos., Inc. 35,480 7,069,035
SeaWorld Entertainment, Inc.
(a)
92,040 4,925,060
Tesla, Inc.
(a)
16,370 2,016,457
Ulta Beauty, Inc.
(a)
11,570 5,427,140
35,570,484
Consumer Staples — 4.99%
Costco Wholesale Corp. 17,570 8,020,705
Performance Food Group Co.
(a)
93,220 5,443,116
13,463,821
Energy — 3.47%
Exxon Mobil Corp. 55,360 6,106,208
Marathon Petroleum Corp. 28,050 3,264,740
9,370,948
Financials — 13.63%
American Express Co. 43,890 6,484,748
Ameriprise Financial, Inc. 25,320 7,883,888
Arch Capital Group Ltd.
(a)
140,280 8,806,779
JPMorgan Chase & Co. 41,260 5,532,966
W.R. Berkley Corp. 111,690 8,105,343
36,813,724
Health Care — 13.26%
Agilent Technologies, Inc. 36,800 5,507,120
HCA Healthcare, Inc. 29,520 7,083,620
IQVIA Holdings, Inc.
(a)
27,670 5,669,306
McKesson Corp. 17,810 6,680,887
Merck & Co., Inc. 54,830 6,083,388
Vertex Pharmaceuticals, Inc.
(a)
16,560 4,782,197
35,806,518
Industrials — 13.67%
Clean Harbors, Inc.
(a)
56,990 6,503,699
EMCOR Group, Inc. 54,790 8,114,947
Parker-Hannifin Corp. 29,680 8,636,880
United Parcel Service, Inc., Class B 34,030 5,915,775
United Rentals, Inc.
(a)
21,770 7,737,493
36,908,794
Information Technology — 31.26%
Adobe, Inc.
(a)
18,650 6,276,285
Apple, Inc. 85,138 11,061,980
Cadence Design Systems, Inc.
(a)
54,270 8,717,932
ExlService Holdings, Inc.
(a)
30,250 5,125,258

Cantor Growth Equity Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
2
COMMON STOCKS — 98.18% - (continued) Shares Fair Value
Information Technology — 31.26% - (continued)
Fortinet, Inc.
(a)
130,990 $ 6,404,101
Gartner, Inc.
(a)
21,530 7,237,094
Jabil, Inc. 70,780 4,827,196
Juniper Networks, Inc. 190,500 6,088,380
KLA Corporation 22,790 8,592,514
Manhattan Associates, Inc.
(a)
34,960 4,244,144
Microsoft Corp. 45,780 10,978,959
Qualys, Inc.
(a)
43,440 4,875,271
84,429,114
Total Common Stocks (Cost $213,025,593) 265,148,793
MONEY MARKET FUNDS - 1.60%
Fidelity Investments Money Market Funds, Institutional, 4.07%
(b)
4,334,253 4,334,253
Total Money Market Funds (Cost $4,334,253) 4,334,253
Total Investments — 99.78% (Cost $217,359,846) 269,483,046
Other Assets in Excess of Liabilities — 0.22% 580,824
NET ASSETS — 100.00% $ 270,063,870
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of December 31, 2022.